REVENUE	6 Months Ended
Jun. 30, 2021
Revenue [abstract]
REVENUE

3. REVENUE

Revenue represents the following:

	Six months ended June 30,
	2020	2021	2021
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Revenue from contracts with a customer	6,867	—	—

Revenue from contracts with a customer

(a)       Disaggregated revenue information

	Six months ended June 30,
	2020	2021	2021
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Type of goods
Sale of copper ores	6,867	—	—

Geographic market
Mainland China	6,867	—	—

Timing of revenue recognition
Goods transferred at a point in time	6,867	—	—

All revenue was generated from the exploration and mining segment (Note 4).

No revenue was recognized in the current reporting period that was included in the contract liabilities at the beginning of the reporting period and recognized from performance obligations satisfied in previous periods.

(b)        Performance obligations

Information about the Group's performance obligations is summarized below:

Trading of copper ores

The performance obligation is satisfied upon delivery of the copper ore and payment is generally due within 3 months from delivery.